Investments in associates - Summary of transactions between the group and its associates (Details) - Associates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Sales to related parties	$ 852	$ 855	$ 1,544
Related party receivable	201	169	243
Purchases of goods, related party	7,683	4,926	9,503
Related party payables	$ 2,072	$ 1,280	$ 1,641